Small-Cap Momentum Fund
FUND SUMMARY: SMALL-CAP MOMENTUM FUND
Investment Objective:
The Small-Cap Momentum Fund (the "Fund") seeks to provide long-term total return on capital, primarily through capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees -	Small-Cap Momentum Fund Class N
Sales Charge (Load) Imposed on Purchases	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees (as a percentage of amount redeemed for shares held less than 6 months)	2.00%
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Small-Cap Momentum Fund Class N
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Acquired Fund Fees and Expenses		none
Other Expenses		4.88%
Total Annual Fund Operating Expenses		5.43%
Fee Waiver and/or Expense Reimbursement	[1]	(4.53%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)		0.90%
[1]	Bridgeway Capital Management, Inc. (the "Adviser"), the investment adviser to the Fund, pursuant to its Management Agreement with Bridgeway Funds, Inc. ("Bridgeway Funds"), is contractually obligated to waive fees and/or pay Fund expenses, if necessary, to ensure that net expenses do not exceed 0.90%. The expense limitation cannot be changed or eliminated without shareholder approval. The Fund is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Small-Cap Momentum Fund Class N	92	287	498	1,108

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 272% of the average value of its portfolio.

Principal Investment Strategies:

Under normal circumstances, the Fund invests 80% of its net assets (plus borrowings for investment purposes) in equity or equity-related securities ("common stocks") of small-cap stocks at the time of purchase. The Fund primarily invests in small-cap stocks that are listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ that the Adviser determines to have positive risk-adjusted momentum (above-average recent returns) based on a proprietary statistically driven approach. The Fund may invest up to 15% of its total assets in foreign securities. For purposes of the Fund's investments, "foreign securities" means those securities issued by companies: i) that are domiciled in a country other than the U.S.; and (ii) that derive 50% or more of their total revenue from activities outside of the U.S.

The Adviser rebalances the Fund's portfolio (selling securities that have lower risk-adjusted momentum and buying securities that have higher risk-adjusted momentum) no less frequently than quarterly, and thus, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks:

The value of the Fund's shares will fluctuate as a result of the movement of the overall stock-market or of the value of the individual securities held by the Fund, and shareholders could lose money.

Investing in securities with positive risk-adjusted momentum entails investing in securities that may be more volatile than a broad cross-section of stock market securities.

Investing in small-cap stocks may involve greater volatility and risk than investing in large- or mid-cap stocks.

Investments in foreign securities can be more volatile than investments in U.S. securities.

A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may increase share price volatility. Moreover, a higher portfolio turnover rate may result in higher taxes when Fund shares are held in a taxable account.

Performance:
Performance information is not provided because the Fund has not had a full calendar year of operations.